UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies
Investment Company Act File Number: 811-604

Washington Mutual Investors Fund, Inc.
(Exact Name of Registrant as specified in charter)
1101 Vermont Avenue, NW
Washington, DC 20005
(Address of principal executive offices)

Jennifer L. Butler
Secretary
Washington Mutual Investors Fund, Inc.
1101 Vermont Avenue, NW
Washington, DC 20005
(name and address of agent for service)

Registrant's telephone number, including area code:   (202) 842-5665

Date of fiscal year end: April 30, 2008

Date of reporting period: October 31, 2007

ITEM 1 - Reports to Stockholders

Semi-Annual report dated October 31, 2007

The right choice for the long term®

Washington Mutual Investors Fund

Semi-annual report for the six months ended October 31, 2007

Washington Mutual Investors FundSM  seeks to provide income and growth of principal through investments in quality common stocks.

This Fund is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2007 (the most recent calendar quarter-end):

	1 year	5 years	10 years
Class A shares
Reflecting 5.75% maximum sales charge	9.90%	13.55%	7.64%

The total annual Fund operating expense ratio for Class A shares as of the most recent fiscal year-end was 0.60%. This figure does not reflect any fee waivers that were in effect; therefore, the actual expense ratio, which reflects the fee waivers described below, was lower.

The Fund’s investment adviser and business manager each waived 5% of their management fees from September 1, 2004 through March 31, 2005, and increased the waivers to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waivers applied. Fund results would have been lower without the waivers. Please see the Financial Highlights table on pages 20 to 23 for details.

Results for other share classes can be found on page 28.

Fellow shareholders:

During the Fund’s six-month reporting period ending October 31, 2007, the U.S. economy displayed surprisingly solid growth at an annualized rate of 3.8% and 4.9% for the second and third quarters of 2007, respectively. Two strong undercurrents in the economy are, however, creating difficulty for U.S. monetary policy makers. On the one hand, falling home construction starts and eroding real estate values are adversely affecting economic growth rates, creating pressure to lower interest rates. On the other hand, inflation is of growing concern with the price of oil reaching $95 per barrel, commodity prices rising and the U.S. dollar reaching new lows against other currencies, suggesting that interest rates should not be lowered.

After leaving the federal funds target rate at 5.25% for almost 15 months, the Federal Reserve took action in mid-September by lowering the rate by one-half of one percent. This move was designed to assist in quieting the short-term credit markets, which had been dramatically upset by problems in the mortgage-backed securities market and subprime mortgage loan defaults. On October 31, the Fed acted again by lowering the federal funds rate another quarter-point to 4.50%. The Fed continued to attempt to balance economic growth, credit market difficulties and inflation concerns. However, on December 11, after the close of our reporting period, the Fed lowered the federal funds rate one more time by one-quarter point to 4.25%, as problems continued in the markets for mortgage-backed securities and economic growth slowed.

Despite deteriorating conditions in the mortgage market, the unmanaged Standard & Poor’s 500 Composite Index reached an all-time high on October 9, and for the six months ended October 31, 2007, posted a return of 5.5%. Washington Mutual Investors Fund produced a total return, with dividends reinvested, of 4.4% for the same period. Over longer periods, your Fund showed the following results:

Average annual total returns for periods ended October 31, 2007
	1 year	5 years	10 years	Lifetime (since 7/31/52)
Washington Mutual (Class A shares)	13.5%	13.7%	8.5%	12.8%
S&P 500	14.6	13.9	7.1	11.4

Washington Mutual continues to focus its investments on well-managed companies that have produced solid returns with a proven record of paying dividends. During the six-month period, 44 (or 35%) of the Fund’s holdings increased their dividends.

The Fund’s largest concentration of holdings continues to be in financials, followed by industrials, health care, energy and information technology — similar to the industry sector holdings that we reported to you at April 30, 2007. Financial stocks suffered during the period — and even more after the close of the October 31 reporting period — as a result of losses related to the major banks’ exposure to mortgage-backed securities. On the positive side, your Fund’s investments in information technology and energy issues were strong performers.

Looking at changes to individual holdings during the period, the Fund reflects 11 new holdings in the portfolio: Countrywide Financial, CRH, Google, Motorola, MGIC Investment, News Corp., Occidental Petroleum, Paychex, SAP, Stryker and UnitedHealth Group. Twelve companies were eliminated from the Fund: Avery Dennison, CIGNA, Dell, Duke Energy, General Mills, MeadWestvaco, Progress Energy, SunTrust Banks, State Street, ServiceMaster, Travelers and Unilever NV.

Daniel J. Callahan III and Edward W. Kelley, Jr., who have served your Fund as independent directors for 11 years and six years, respectively, have reached our mandatory retirement age and will retire this month. We wish to thank Mr. Callahan and Mr. Kelley for their leadership and many contributions to the Fund and its shareholders.

At the Fund’s meeting of shareholders on December 10, 2007, two new directors were elected. They are Nariman Farvardin, who serves as senior vice president & provost at the University of Maryland, and Donald L. Nickles, who is the chairman of The Nickles Group, a consulting and business venture firm, which he began upon his retirement after serving for 24 years as a U.S. Senator from Oklahoma. Complete results of the shareholder meeting can be found on the inside back cover of this report.

As always, we are pleased to hear your comments and questions.

Cordially,

James H. Lemon, Jr. Vice Chairman of the Board	Jeffrey L. Steele President of the Fund

December 12, 2007

For current information about the Fund, visit americanfunds.com.

Investment portfolio October 31, 2007			unaudited
Industry sector diversification	Percent of net assets	Ten largest holdings	Percent of net assets
Financials	17.51%	General Electric	4.21%
Industrials	14.38	Chevron	3.70
Health care	12.74	AT&T	3.48
Energy	12.20	ExxonMobil	2.97
Information technology	8.97	IBM	2.69
Consumer discretionary	7.87	Bank of America	2.30
Consumer staples	7.82	United Parcel Service	2.20
Telecommunication services	5.96	Merck	2.14
Utilities	5.23	Microsoft	2.03
Materials	3.47	Fannie Mae	1.97
Miscellaneous	.46
Short-term securities & other assets less liabilities	3.39

Common stocks — 96.61%
	Shares	Market value (000)	Percent of net assets
Energy — 12.20%
Apache Corp.	4,000,000	$415,240.47%
Baker Hughes Inc.	4,670,000	404,982.46
Chevron Corp.	35,929,800	3,287,936	3.70
ConocoPhillips	7,700,000	654,192.74
EOG Resources, Inc.	6,070,000	537,802.60
Exxon Mobil Corp.	28,655,000	2,635,973	2.97
Halliburton Co.	5,830,000	229,819.26
Marathon Oil Corp.	23,225,224	1,373,308	1.55
Occidental Petroleum Corp.	3,150,000	217,508.24
Schlumberger Ltd.	11,085,000	1,070,478	1.21
		10,827,238	12.20

Materials — 3.47%
Air Products and Chemicals, Inc.	4,000,000	391,400.44
Alcoa Inc.	14,350,000	568,116.64
CRH PLC (ADR)	2,000,000	79,220.09
E.I. du Pont de Nemours and Co.	15,000,000	742,650.84
Newmont Mining Corp.	4,700,000	239,042.27
PPG Industries, Inc.	4,974,119	371,766.42
Weyerhaeuser Co.	9,000,000	683,190.77
		3,075,384	3.47

Industrials — 14.38%
3M Co.	3,400,000	293,624.33
Boeing Co.	9,000,000	887,310	1.00
Caterpillar Inc.	10,580,000	789,374.89
Deere & Co.	3,800,000	588,620.66
Eaton Corp.	1,200,000	111,096.13
Emerson Electric Co.	3,400,000	177,718.20
General Dynamics Corp.	2,950,000	268,332.30
General Electric Co.	90,830,000	3,738,563	4.21
Illinois Tool Works Inc.	7,100,000	406,546.46
Ingersoll-Rand Co. Ltd., Class A	3,400,000	171,190.19
Lockheed Martin Corp.	2,000,000	220,080.25
Northrop Grumman Corp.	13,200,000	1,103,784	1.24
Pitney Bowes Inc.	4,000,000	160,160.18
R.R. Donnelley & Sons Co.	3,250,000	130,942.15
Raytheon Co.	3,000,000	190,830.22
Southwest Airlines Co.	10,500,000	149,205.17
Tyco International Ltd.	4,793,750	197,359.22
Union Pacific Corp.	1,400,000	179,256.20
United Parcel Service, Inc., Class B	25,992,900	1,952,067	2.20
United Technologies Corp.	13,605,000	1,042,007	1.18
		12,758,063	14.38

Consumer discretionary — 7.87%
Best Buy Co., Inc.	13,445,000	652,351.74
Carnival Corp., units	15,521,400	744,717.84
Gannett Co., Inc.	3,400,000	144,194.16
Harley-Davidson, Inc.	3,950,000	203,425.23
Home Depot, Inc.	3,240,000	102,092.12
Johnson Controls, Inc.	18,838,200	823,606.93
Limited Brands, Inc.	16,657,155	366,624.41
Lowe’s Companies, Inc.	52,800,000	1,419,792	1.60
McDonald’s Corp.	8,721,500	520,674.59
News Corp., Class A	13,060,000	283,010.32
Target Corp.	20,600,000	1,264,016	1.42
TJX Companies, Inc.	4,300,000	124,399.14
VF Corp.	3,800,000	331,094.37
		6,979,994	7.87

Consumer staples — 7.82%
Avon Products, Inc.	14,120,700	578,666.65
Coca-Cola Co.	26,755,000	1,652,389	1.86
ConAgra Foods, Inc.	1,733,100	41,127.05
H.J. Heinz Co.	3,500,000	163,730.18
Kellogg Co.	5,000,000	263,950.30
Kimberly-Clark Corp.	7,600,000	538,764.61
PepsiCo, Inc.	18,302,568	1,349,265	1.52
Procter & Gamble Co.	5,772,100	401,276.45
SYSCO Corp.	7,130,000	244,488.28
Walgreen Co.	14,800,000	586,820.66
Wal-Mart Stores, Inc.	17,665,847	798,673.90
Wm. Wrigley Jr. Co.	5,154,100	317,853.36
		6,937,001	7.82

Health care — 12.74%
Abbott Laboratories	23,820,000	1,301,048	1.47
Aetna Inc.	5,170,000	290,399.33
Amgen Inc.1	9,776,000	568,083.64
Bristol-Myers Squibb Co.	50,090,000	1,502,199	1.69
Cardinal Health, Inc.	7,750,000	527,233.59
Eli Lilly and Co.	22,308,191	1,207,989	1.36
Johnson & Johnson	13,350,000	870,020.98
McKesson Corp.	2,500,000	165,250.19
Medtronic, Inc.	12,300,000	583,512.66
Merck & Co., Inc.	32,519,487	1,894,585	2.14
Pfizer Inc	27,225,000	670,007.75
Stryker Corp.	2,650,000	188,150.21
UnitedHealth Group Inc.	8,350,000	410,402.46
Wyeth	23,250,000	1,130,648	1.27
		11,309,525	12.74

Financials — 17.51%
AFLAC Inc.	3,505,000	220,044.25
Allstate Corp.	6,900,000	361,560.41
American International Group, Inc.	8,026,600	506,639.57
Aon Corp.	3,000,000	135,960.15
Bank of America Corp.	42,220,000	2,038,382	2.30
Bank of New York Mellon Corp.	12,735,900	622,149.70
Citigroup Inc.	40,617,200	1,701,861	1.92
Countrywide Financial Corp.	14,794,000	229,603.26
Fannie Mae	30,719,200	1,752,223	1.97
Fifth Third Bancorp	3,400,000	106,352.12
Freddie Mac	11,382,900	594,529.67
HSBC Holdings PLC (ADR)	5,172,000	514,717.58
JPMorgan Chase & Co.	29,700,000	1,395,900	1.57
Lincoln National Corp.	5,700,000	355,509.40
Marsh & McLennan Companies, Inc.	21,522,900	557,228.63
MGIC Investment Corp.	3,275,000	63,404.07
U.S. Bancorp	24,520,586	813,103.92
Wachovia Corp.	18,650,000	852,864.96
Washington Mutual, Inc.	31,750,000	885,190	1.00
Wells Fargo & Co.	44,860,000	1,525,688	1.72
XL Capital Ltd., Class A	4,225,000	303,989.34
		15,536,894	17.51

Information technology — 8.97%
Google Inc., Class A1	22,000	15,554.02
Hewlett-Packard Co.	23,585,000	1,218,873	1.37
Intel Corp.	35,250,000	948,225	1.07
International Business Machines Corp.	20,575,000	2,389,169	2.69
Linear Technology Corp.	3,965,000	130,924.15
Maxim Integrated Products, Inc.	6,000,000	162,600.18
Microsoft Corp.	48,810,000	1,796,696	2.03
Motorola, Inc.	5,900,000	110,861.13
Oracle Corp.1	29,691,943	658,271.74
Paychex, Inc.	2,000,000	83,560.09
SAP AG (ADR)	1,000,000	54,280.06
Texas Instruments Inc.	11,920,000	388,592.44
		7,957,605	8.97

Telecommunication services — 5.96%
AT&T Inc.	73,962,500	3,090,893	3.48
Sprint Nextel Corp., Series I	53,000,000	906,300	1.02
Verizon Communications Inc.	28,055,799	1,292,531	1.46
		5,289,724	5.96

Utilities — 5.23%
Ameren Corp.	4,700,000	254,082.29
American Electric Power Co., Inc.	7,100,000	342,291.38
Constellation Energy Group, Inc.	3,500,000	331,450.37
Dominion Resources, Inc.	2,275,000	208,458.23
Entergy Corp.	4,800,000	575,376.65
Exelon Corp.	18,300,000	1,514,874	1.71
FPL Group, Inc.	4,000,000	273,680.31
NiSource Inc.	2,500,000	51,125.06
PPL Corp.	1,500,000	77,550.09
Public Service Enterprise Group Inc.	7,950,000	760,020.86
Southern Co.	4,500,000	164,970.18
Xcel Energy Inc.	4,000,000	90,200.10
		4,644,076	5.23

Miscellaneous — 0.46%
Other common stocks in initial period of acquisition		411,657.46

Total common stocks (cost: $58,113,710,000)		85,727,161	96.61

Short-term securities — 3.40%
	Principal amount (000)	Market value (000)	Percent of net assets

Abbott Laboratories 4.70% due 11/8/20072	$41,250	$41,207.05%
AIG Funding, Inc. 4.82%–4.87% due 1/16/2008	125,000	123,734.14
American Express Credit Corp. 4.79% due 12/19/2007	25,000	24,828.03
Bank of America Corp. 4.87%–5.43% due 12/14/2007	50,000	49,693.06
Becton, Dickinson and Co. 4.72% due 12/5/2007	25,000	24,885.03
Caterpillar Financial Services Corp. 4.69%–4.73% due 11/13–12/18/2007	71,820	71,538.08
Citigroup Funding Inc. 4.68% due 1/3/2008	50,000	49,583.05
Coca-Cola Co. 4.56%–5.25% due 11/6–12/20/20072	141,200	140,752.16
E.I. duPont de Nemours and Co. 4.55%–4.72% due 11/19–11/30/20072	130,000	129,542.15
Eaton Corp. 4.72%–4.80% due 11/1/2007–1/2/20082	51,500	51,287.06
EstŽe Lauder Companies Inc. 4.69%–4.75% due 11/27–11/29/20072	23,000	22,916.03
Fannie Mae 4.74%–4.91% due 11/6/2007–1/9/2008	54,500	54,234.06
Federal Farm Credit Banks 4.50% due 12/10/2007	50,000	49,750.06
Federal Home Loan Bank 4.36%–5.13% due 11/15/2007–1/9/2008	432,700	430,464.48
Freddie Mac 4.56%–4.92% due 11/8–12/28/2007	138,500	137,909.16
Harley-Davidson Funding Corp. 4.75%–4.76% due 11/16–11/27/20072	28,600	28,516.03
Harvard University 5.00% due 12/10/2007	40,000	39,766.04
Hewlett-Packard Co. 4.75%–5.02% due 11/14–11/20/20072	85,000	84,810.10
Honeywell International Inc. 4.65%–5.30%due 11/7–12/21/20072	100,000	99,537.11
John Deere Capital Corp. 4.66%–4.72% due 1/24–1/25/20082	65,000	64,257.07
Johnson & Johnson 4.68% due 11/13/20072	80,000	79,865.09
JPMorgan Chase & Co. 4.75%–5.05% due 1/7–1/22/2008	125,000	123,746.14
Kimberly-Clark Worldwide Inc. 4.71% due 11/13–11/20/20072	100,000	99,791.11
NetJets Inc. 4.67%–4.73% due 11/5–11/26/20072	65,000	64,862.07
Paccar Financial Corp. 4.65%–5.24% due 11/29/2007–1/24/2008	125,000	123,801.14
Private Export Funding Corp. 4.68%–5.22% due 11/19/2007–1/23/20082	130,000	128,962.14
Procter & Gamble International Funding S.C.A. 4.72%–4.76% due 12/12/2007–2/22/20082	150,000	148,370.17
Prudential Funding, LLC 4.74%–4.78% due 12/3/2007	50,000	49,781.06
State Street Corp. 4.58% due 12/20/2007	50,000	49,682.05
Target Corp. 4.80% due 11/8/2007	30,000	29,968.03
Variable Funding Capital Corp. 5.01%–6.00% due 11/9/2007–1/9/20082	100,000	99,221.11
Walgreen & Co. 4.70% due 11/7–11/16/2007	50,000	49,925.06
Wal-Mart Stores Inc. 4.72%–4.97% due 11/13/2007–1/8/20082	149,225	148,487.17
Wells Fargo & Co. 4.78% due 11/15–11/16/2007	100,000	99,794.11

Total short-term securities (cost: $3,015,264,000)		3,015,463	3.40

Total investment securities (cost: $61,128,974,000)		88,742,624	100.01
Other assets less liabilities		(8,089)	(.01)

Net assets		$88,734,535	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,432,382,000 which represented 1.61% of the net assets of the Fund.

ADR = American Depositary Receipts

See Notes to financial statements

Financial statements

Statement of assets and liabilities at October 31, 2007	unaudited
(dollars and shares in thousands, except per-share amounts)
Assets:
Investment securities at market (cost: $61,128,974)		$88,742,624
Cash		192
Receivables for:
Sales of investments	$73,300
Sales of Fund’s shares	56,407
Dividends and interest	131,434	261,141
		89,003,957
Liabilities:
Payables for:
Purchases of investments	71,993
Repurchases of Fund’s shares	121,268
Management services	17,467
Services provided by affiliates	56,497
Director and advisory board deferred compensation	1,959
Other	238	269,422
Net assets at October 31, 2007		$88,734,535

Net assets consist of:
Capital paid in on shares of capital stock		$56,341,379
Undistributed net investment income		544,416
Undistributed net realized gain		4,235,090
Net unrealized appreciation		27,613,650
Net assets at October 31, 2007		$88,734,535

Total authorized capital stock — 4,000,000 shares, $.001 par value (2,350,527 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$70,889,683	1,876,016	$37.79
Class B	3,269,796	87,082	37.55
Class C	3,520,772	93,949	37.48
Class F	3,295,886	87,409	37.71
Class 529-A	1,174,270	31,110	37.75
Class 529-B	228,796	6,088	37.58
Class 529-C	396,657	10,559	37.57
Class 529-E	65,618	1,744	37.62
Class 529-F	53,211	1,411	37.70
Class R-1	77,851	2,073	37.55
Class R-2	993,951	26,532	37.46
Class R-3	2,120,046	56,380	37.60
Class R-4	1,253,642	33,266	37.68
Class R-5	1,394,356	36,908	37.78

*Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $40.10 and $40.05, respectively.

See Notes to financial statements

Statement of operations for the six months ended October 31, 2007	unaudited
Investment income:	(dollars in thousands)
Income:
Dividends (net of non-U.S. taxes of $389)	$1,042,225
Interest	72,208	$1,114,433

Fees and expenses*:
Investment advisory services	85,501
Business management services	29,524
Distribution services	139,783
Transfer agent services	28,330
Administrative services	11,553
Reports to shareholders	1,096
Registration statement and prospectus	1,161
Postage, stationery and supplies	3,609
Director and advisory board compensation	757
Auditing and legal	122
Custodian	216
Other	36
Total fees and expenses before reimbursements/waivers	301,688
Less reimbursements/waivers of fees and expenses:
Investment advisory services	8,550
Business management services	2,953
Total fees and expenses after reimbursements/waivers		290,185
Net investment income		824,248

Net realized gain and unrealized appreciation on investments:
Net realized gain on investments		2,309,034
Net unrealized appreciation on investments		627,740
Net realized gain and unrealized appreciation on investments		2,936,774
Net increase in net assets resulting from operations		$3,761,022

*Additional information related to class-specific fees and expenses is included in the Notes to financial statements.

See Notes to financial statements

Statements of changes in net assets
(dollars in thousands)
	Six months ended October 31, 2007*	Year ended April 30, 2007
Operations:
Net investment income	$824,248	$1,563,276
Net realized gain on investments	2,309,034	2,894,512
Net unrealized appreciation on investments	627,740	8,389,975
Net increase in net assets resulting from operations	3,761,022	12,847,763

Dividends and distributions paid to shareholders:
Dividends from net investment income	(816,261)	(1,512,000)
Distributions from net realized gain on investments	—	(1,982,588)
Total dividends and distributions paid to shareholders	(816,261)	(3,494,588)
Net capital share transactions	(2,391,098)	(205,260)

Total increase in net assets	553,663	9,147,915

Net assets:
Beginning of period	88,180,872	79,032,957
End of period (including undistributed net investment income: $544,416 and $536,429, respectively)	$88,734,535	$88,180,872

*Unaudited.

See Notes to financial statements

Notes to financial statements	unaudited

1. Organization and significant accounting policies

Organization — Washington Mutual Investors Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund’s investment objective is to produce current income and to provide an opportunity for growth of principal consistent with sound common stock investing.

The Fund offers 14 share classes consisting of four retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The Fund’s share classes are described below:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies — The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund:

Security valuation — Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the Fund’s board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income — Security transactions are recorded by the Fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

2. Federal income taxation and distributions
The Fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes, on June 29, 2007. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the Fund.

As of and during the period ended October 31, 2007, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.

The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2003 and by state tax authorities for tax years before 2003.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the Fund’s most recent year-end. As of April 30, 2007, the Fund had tax basis undistributed ordinary income of $538,067,000 and undistributed long-term capital gain of $1,955,027,000.

As of October 31, 2007, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:
(dollars in thousands)
Gross unrealized appreciation on investment securities	$28,781,419
Gross unrealized depreciation on investment securities	(1,190,873)
Net unrealized appreciation on investment securities	27,590,546
Cost of investment securities	61,152,078

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended October 31, 2007			Year ended April 30, 2007
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$683,254	—	$683,254	$1,275,081	$1,597,354	$2,872,435
Class B	19,449	—	19,449	37,056	75,227	112,283
Class C	19,916	—	19,916	36,403	78,461	114,864
Class F	30,904	—	30,904	54,831	70,012	124,843
Class 529-A	10,459	—	10,459	17,405	22,998	40,403
Class 529-B	1,184	—	1,184	2,090	4,793	6,883
Class 529-C	2,053	—	2,053	3,511	8,006	11,517
Class 529-E	496	—	496	823	1,280	2,103
Class 529-F	521	—	521	794	955	1,749
Class R-1	413	—	413	637	1,438	2,075
Class R-2	5,520	—	5,520	9,964	21,847	31,811
Class R-3	16,962	—	16,962	32,045	49,786	81,831
Class R-4	11,479	—	11,479	19,453	25,099	44,552
Class R-5	13,651	—	13,651	21,907	25,332	47,239
Total	$816,261	—	$816,261	$1,512,000	$1,982,588	$3,494,588

3. Fees and transactions with related parties

Business management services — The Fund has a Business Management Agreement with Washington Management Corporation (WMC). Under this agreement, WMC provides services necessary to carry on the Fund’s general administrative and corporate affairs. These services encompass matters relating to general corporate governance, regulatory compliance and monitoring of the Fund’s contractual service providers, including custodian operations, shareholder services and Fund share distribution functions. Under the agreement, all expenses chargeable to the Class A shares of the Fund, including compensation to the business manager, shall not exceed 1% of the average net assets of the Fund on an annual basis. The agreement provides for monthly fees, accrued daily, based on a declining series of annual rates beginning with 0.175% on the first $3 billion of daily net assets and decreasing to 0.030% on such assets in excess of $77 billion. WMC is currently waiving 10% of business management services fees. During the six months ended October 31, 2007, WMC reduced business management services fees by $2,953,000. As a result, the fee shown on the accompanying financial statements of $29,524,000, which was equivalent to an annualized rate of 0.066%, was reduced to $26,571,000, or 0.060% of average daily net assets. During the six months ended October 31, 2007, WMC paid the Fund’s investment adviser $1,148,000 for performing various fund accounting services for the Fund and for The American Funds Tax-Exempt Series I, another registered investment company for which WMC serves as business manager. Johnston, Lemon & Co., Incorporated (JLC), a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated (parent company of WMC), earned $253,000 on its retail sales of shares and distribution plan of the Fund. JLC received no brokerage commissions resulting from the purchases and sales of securities for the investment account of the Fund.

Investment advisory services — Capital Research and Management Company (CRMC), the Fund’s investment adviser, is the parent company of American Funds Service CompanySM (AFS), the Fund’s transfer agent, and American Funds Distributors,SM Inc. (AFD), the principal underwriter of the Fund’s shares. The Investment Advisory Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.225% on the first $3 billion of daily net assets and decreasing to 0.177% on such assets in excess of $89 billion. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended October 31, 2007, total investment advisory services fees waived by CRMC were $8,550,000. As a result, the fee shown on the accompanying financial statements of $85,501,000, which was equivalent to an annualized rate of 0.192%, was reduced to $76,951,000, or 0.172% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The Fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell Fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted on the following page. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of October 31, 2007, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services — The Fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services — The Fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the Fund’s behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended October 31, 2007, the total administrative services fees paid by CRMC were $214 for Class R-2. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the six months ended October 31, 2007, were as follows (dollars in thousands):
			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$85,809	$27,155	Not applicable	Not applicable	Not applicable
Class B	16,568	1,175	Not applicable	Not applicable	Not applicable
Class C	17,666		$1,906	$264	Not applicable
Class F	4,083		1,472	185	Not applicable
Class 529-A	1,196		512	64	$573
Class 529-B	1,129		101	25	113
Class 529-C	1,950	Included in	174	38	195
Class 529-E	160	administrative	29	4	32
Class 529-F	—	services	23	3	25
Class R-1	368		45	16	Not applicable
Class R-2	3,770		754	1,342	Not applicable
Class R-3	5,521		1,656	390	Not applicable
Class R-4	1,563		938	23	Not applicable
Class R-5	Not applicable		639	12	Not applicable
Total	$139,783	$28,330	$8,249	$2,366	$938

Director and advisory board deferred compensation — Since the adoption of the deferred compensation plan in 1994, independent directors and advisory board members may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the Fund, are treated as if invested in shares of the Fund or other American Funds. These amounts represent general, unsecured liabilities of the Fund and vary according to the total returns of the selected funds. Director and advisory board compensation of $757,000, shown on the accompanying financial statements, includes $578,000 in current fees (either paid in cash or deferred) and a net increase of $179,000 in the value of the deferred amounts.

Affiliated officers and directors — All officers and all interested directors of the Fund are affiliated with WMC. Officers and interested directors do not receive compensation directly from the Fund.

4. Investment transactions
The Fund made purchases and sales of investment securities, excluding short-term securities, of $6,061,092,000 and $8,203,854,000, respectively, during the six months ended October 31, 2007.

5. Capital share transactions
Capital share transactions in the Fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended October 31, 2007
Class A	$2,346,228	62,918	$640,144	17,077	$(5,269,774)	(141,116)	$(2,283,402)	(61,121)
Class B	60,697	1,637	18,527	497	(214,674)	(5,790)	(135,450)	(3,656)
Class C	164,509	4,448	18,714	503	(259,578)	(7,015)	(76,355)	(2,064)
Class F	319,021	8,575	26,981	721	(336,140)	(9,025)	9,862	271
Class 529-A	78,337	2,102	10,457	279	(45,333)	(1,218)	43,461	1,163
Class 529-B	8,869	239	1,184	32	(6,897)	(185)	3,156	86
Class 529-C	28,011	755	2,053	55	(20,013)	(540)	10,051	270
Class 529-E	5,031	135	496	14	(2,855)	(78)	2,672	71
Class 529-F	6,170	166	521	14	(2,277)	(61)	4,414	119
Class R-1	15,977	432	409	11	(10,013)	(269)	6,373	174
Class R-2	125,276	3,388	5,517	148	(154,940)	(4,185)	(24,147)	(649)
Class R-3	269,324	7,240	16,952	454	(436,253)	(11,761)	(149,977)	(4,067)
Class R-4	165,872	4,460	11,451	306	(176,656)	(4,767)	667	(1)
Class R-5	342,301	9,191	13,403	357	(158,127)	(4,229)	197,577	5,319
Total net increase (decrease)	$3,935,623	105,686	$766,809	20,468	$(7,093,530)	(190,239)	$(2,391,098)	(64,085)
Year ended April 30, 2007
Class A	$5,485,824	161,128	$2,714,524	79,294	$(9,140,888)	(269,164)	$(940,540)	(28,742)
Class B	167,204	4,940	107,610	3,151	(384,471)	(11,403)	(109,657)	(3,312)
Class C	416,267	12,327	109,088	3,198	(523,219)	(15,564)	2,136	(39)
Class F	730,783	21,540	110,798	3,241	(638,997)	(18,824)	202,584	5,957
Class 529-A	179,183	5,246	40,396	1,180	(68,337)	(2,010)	151,242	4,416
Class 529-B	19,859	586	6,881	201	(11,217)	(332)	15,523	455
Class 529-C	62,414	1,838	11,515	336	(32,201)	(954)	41,728	1,220
Class 529-E	10,815	318	2,103	62	(4,589)	(136)	8,329	244
Class 529-F	12,042	354	1,749	51	(2,838)	(83)	10,953	322
Class R-1	26,397	777	2,059	60	(13,412)	(394)	15,044	443
Class R-2	265,526	7,854	31,803	932	(225,982)	(6,658)	71,347	2,128
Class R-3	636,863	18,771	81,789	2,395	(627,948)	(18,481)	90,704	2,685
Class R-4	414,755	12,155	44,401	1,300	(382,117)	(11,283)	77,039	2,172
Class R-5	519,446	15,001	46,541	1,359	(407,679)	(11,828)	158,308	4,532
Total net increase (decrease)	$8,947,378	262,835	$3,311,257	96,760	$(12,463,895)	(367,114)	$(205,260)	(7,519)

*Includes exchanges between share classes of the Fund.

Financial highlights1
			Income (loss) from investment operations[2]			Dividends and distributions			Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse-ments/ waivers	Ratio of expenses to average net assets after reimbursements/ waivers[4]	Ratio of net income to average net assets[4]
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:	Six months ended 10/31/2007[5]	$36.55	$.36	$ 1.24	$ 1.60	$(.36)	$ —	$( .36)	$37.79	4.39%	$70,890	.59%[6]	.56%[6]	1.93%[6]
	Year ended 4/30/2007	32.66	.68	4.71	5.39	(.66)	(.84)	(1.50)	36.55	16.85	70,811.60		.57	2.00
	Year ended 4/30/2006	29.85	.66	3.20	3.86	(.62)	(.43)	(1.05)	32.66	13.11	64,202.60		.57	2.13
	Year ended 4/30/2005	28.79	.67	1.22	1.89	(.60)	(.23)	(.83)	29.85	6.55	61,185.61		.60	2.24
	Year ended 4/30/2004	23.99	.59	4.94	5.53	(.54)	(.19)	(.73)	28.79	23.19	57,027.64		.64	2.14
	Year ended 4/30/2003	28.37	.55	(4.35)	(3.80)	(.54)	(.04)	(.58)	23.99	(13.36)	43,701.67		.67	2.28
Class B:	Six months ended 10/31/2007[5]	36.33	.22	1.22	1.44	(.22)	—	(.22)	37.55	3.97	3,270	1.34[6]	1.32[6]	1.18[6]
	Year ended 4/30/2007	32.47	.42	4.69	5.11	(.41)	(.84)	(1.25)	36.33	15.98	3,296	1.36	1.33	1.24
	Year ended 4/30/2006	29.69	.42	3.17	3.59	(.38)	(.43)	(.81)	32.47	12.24	3,053	1.37	1.34	1.37
	Year ended 4/30/2005	28.64	.43	1.22	1.65	(.37)	(.23)	(.60)	29.69	5.75	2,902	1.38	1.37	1.47
	Year ended 4/30/2004	23.88	.37	4.92	5.29	(.34)	(.19)	(.53)	28.64	22.25	2,549	1.40	1.40	1.36
	Year ended 4/30/2003	28.25	.36	(4.32)	(3.96)	(.37)	(.04)	(.41)	23.88	(14.01)	1,538	1.45	1.45	1.52
Class C:	Six months ended 10/31/2007[5]	36.26	.21	1.22	1.43	(.21)	—	(.21)	37.48	3.95	3,521	1.40[6]	1.37[6]	1.13[6]
	Year ended 4/30/2007	32.41	.39	4.68	5.07	(.38)	(.84)	(1.22)	36.26	15.91	3,481	1.42	1.40	1.17
	Year ended 4/30/2006	29.64	.40	3.16	3.56	(.36)	(.43)	(.79)	32.41	12.15	3,113	1.43	1.41	1.30
	Year ended 4/30/2005	28.59	.41	1.22	1.63	(.35)	(.23)	(.58)	29.64	5.69	2,991	1.46	1.45	1.39
	Year ended 4/30/2004	23.84	.35	4.92	5.27	(.33)	(.19)	(.52)	28.59	22.19	2,460	1.48	1.48	1.27
	Year ended 4/30/2003	28.22	.35	(4.33)	(3.98)	(.36)	(.04)	(.40)	23.84	(14.10)	1,214	1.51	1.51	1.46
Class F:	Six months ended 10/31/2007[5]	36.48	.36	1.22	1.58	(.35)	—	(.35)	37.71	4.35	3,296	.62[6]	.60[6]	1.90[6]
	Year ended 4/30/2007	32.60	.67	4.70	5.37	(.65)	(.84)	(1.49)	36.48	16.83	3,179.62		.59	1.97
	Year ended 4/30/2006	29.80	.65	3.19	3.84	(.61)	(.43)	(1.04)	32.60	13.06	2,646.63		.61	2.10
	Year ended 4/30/2005	28.74	.64	1.22	1.86	(.57)	(.23)	(.80)	29.80	6.47	2,505.69		.68	2.15
	Year ended 4/30/2004	23.95	.56	4.94	5.50	(.52)	(.19)	(.71)	28.74	23.13	1,917.71		.71	2.04
	Year ended 4/30/2003	28.33	.53	(4.34)	(3.81)	(.53)	(.04)	(.57)	23.95	(13.42)	899.74		.74	2.24
Class 529-A:	Six months ended 10/31/2007[5]	36.51	.34	1.24	1.58	(.34)	—	(.34)	37.75	4.34	1,174	.68[6]	.66[6]	1.83[6]
	Year ended 4/30/2007	32.63	.65	4.71	5.36	(.64)	(.84)	(1.48)	36.51	16.75	1,094.67		.65	1.91
	Year ended 4/30/2006	29.83	.64	3.19	3.83	(.60)	(.43)	(1.03)	32.63	13.01	833.68		.65	2.05
	Year ended 4/30/2005	28.76	.63	1.23	1.86	(.56)	(.23)	(.79)	29.83	6.47	633.71		.70	2.12
	Year ended 4/30/2004	23.97	.56	4.95	5.51	(.53)	(.19)	(.72)	28.76	23.07	426.71		.71	2.03
	Year ended 4/30/2003	28.36	.54	(4.35)	(3.81)	(.54)	(.04)	(.58)	23.97	(13.38)	199.70		.70	2.29
Class 529-B:	Six months ended 10/31/2007[5]	36.36	.19	1.23	1.42	(.20)	—	(.20)	37.58	3.90	229	1.49[6]	1.46[6]	1.03[6]
	Year ended 4/30/2007	32.50	.38	4.68	5.06	(.36)	(.84)	(1.20)	36.36	15.82	218	1.48	1.46	1.11
	Year ended 4/30/2006	29.72	.38	3.17	3.55	(.34)	(.43)	(.77)	32.50	12.07	180	1.51	1.48	1.22
	Year ended 4/30/2005	28.68	.38	1.21	1.59	(.32)	(.23)	(.55)	29.72	5.52	148	1.58	1.57	1.26
	Year ended 4/30/2004	23.91	.32	4.96	5.28	(.32)	(.19)	(.51)	28.68	22.08	110	1.59	1.59	1.15
	Year ended 4/30/2003	28.34	.32	(4.35)	(4.03)	(.36)	(.04)	(.40)	23.91	(14.18)	53	1.62	1.62	1.36
Class 529-C:	Six months ended 10/31/2007[5]	36.35	.19	1.23	1.42	(.20)	—	(.20)	37.57	3.90	397	1.48[6]	1.46[6]	1.03[6]
	Year ended 4/30/2007	32.49	.38	4.69	5.07	(.37)	(.84)	(1.21)	36.35	15.84	374	1.48	1.45	1.11
	Year ended 4/30/2006	29.71	.38	3.18	3.56	(.35)	(.43)	(.78)	32.49	12.10	295	1.50	1.47	1.23
	Year ended 4/30/2005	28.67	.37	1.22	1.59	(.32)	(.23)	(.55)	29.71	5.54	226	1.57	1.56	1.27
	Year ended 4/30/2004	23.91	.32	4.93	5.25	(.30)	(.19)	(.49)	28.67	22.06	156	1.58	1.58	1.15
	Year ended 4/30/2003	28.33	.32	(4.34)	(4.02)	(.36)	(.04)	(.40)	23.91	(14.18)	69	1.61	1.61	1.38
Class 529-E:	Six months ended 10/31/2007[5]	36.39	.29	1.23	1.52	(.29)	—	(.29)	37.62	4.18	65	.97[6]	.95[6]	1.54[6]
	Year ended 4/30/2007	32.52	.55	4.70	5.25	(.54)	(.84)	(1.38)	36.39	16.44	61.97		.94	1.62
	Year ended 4/30/2006	29.74	.54	3.17	3.71	(.50)	(.43)	(.93)	32.52	12.64	46.98		.96	1.74
	Year ended 4/30/2005	28.69	.53	1.22	1.75	(.47)	(.23)	(.70)	29.74	6.09	35	1.05	1.04	1.79
	Year ended 4/30/2004	23.92	.46	4.94	5.40	(.44)	(.19)	(.63)	28.69	22.68	23	1.06	1.06	1.68
	Year ended 4/30/2003	28.34	.45	(4.35)	(3.90)	(.48)	(.04)	(.52)	23.92	(13.73)	9	1.08	1.08	1.92

			Income (loss) from investment operations[2]			Dividends and distributions			Net asset value, end of period	Total return[4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse-ments/ waivers	Ratio of expenses to average net assets after reimbursements/ waivers[4]	Ratio of net income to average net assets[4]
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-F:	Six months ended 10/31/2007[5]	$36.47	$.38	$1.23	$1.61	$(.38)	$ —	$(.38)	$37.70	4.43%	$53	.47%[6]	.45%[6]	2.04%[6]
	Year ended 4/30/2007	32.59	.72	4.70	5.42	(.70)	(.84)	(1.54)	36.47	17.01	47.47		.44	2.11
	Year ended 4/30/2006	29.79	.70	3.18	3.88	(.65)	(.43)	(1.08)	32.59	13.20	32.49		.46	2.24
	Year ended 4/30/2005	28.74	.60	1.22	1.82	(.54)	(.23)	(.77)	29.79	6.35	21.80		.79	2.03
	Year ended 4/30/2004	23.96	.53	4.95	5.48	(.51)	(.19)	(.70)	28.74	23.00	11.81		.81	1.90
	Period from 9/16/2002 to 4/30/2003	23.98	.32	.10	.42	(.40)	(.04)	(.44)	23.96	1.85	3	.82[6]	.82[6]	2.25[6]
Class R-1:	Six months ended 10/31/2007[5]	36.33	.20	1.23	1.43	(.21)	—	(.21)	37.55	3.93	78	1.44[6]	1.41[6]	1.07[6]
	Year ended 4/30/2007	32.48	.39	4.68	5.07	(.38)	(.84)	(1.22)	36.33	15.86	69	1.43	1.41	1.15
	Year ended 4/30/2006	29.71	.39	3.17	3.56	(.36)	(.43)	(.79)	32.48	12.10	47	1.47	1.44	1.26
	Year ended 4/30/2005	28.68	.40	1.21	1.61	(.35)	(.23)	(.58)	29.71	5.62	34	1.50	1.47	1.35
	Year ended 4/30/2004	23.92	.35	4.93	5.28	(.33)	(.19)	(.52)	28.68	22.16	16	1.52	1.49	1.25
	Period from 5/29/2002 to 4/30/2003	28.52	.32	(4.46)	(4.14)	(.42)	(.04)	(.46)	23.92	(14.50)	8	1.71[6]	1.51[6]	1.50[6]
Class R-2:	Six months ended 10/31/2007[5]	36.25	.20	1.21	1.41	(.20)	—	(.20)	37.46	3.90	994	1.44[6]	1.41[6]	1.08[6]
	Year ended 4/30/2007	32.40	.39	4.68	5.07	(.38)	(.84)	(1.22)	36.25	15.91	985	1.47	1.41	1.15
	Year ended 4/30/2006	29.64	.40	3.16	3.56	(.37)	(.43)	(.80)	32.40	12.13	812	1.53	1.41	1.29
	Year ended 4/30/2005	28.60	.41	1.22	1.63	(.36)	(.23)	(.59)	29.64	5.68	622	1.57	1.44	1.38
	Year ended 4/30/2004	23.88	.35	4.91	5.26	(.35)	(.19)	(.54)	28.60	22.12	371	1.69	1.45	1.26
	Period from 5/31/2002 to 4/30/2003	28.46	.33	(4.40)	(4.07)	(.47)	(.04)	(.51)	23.88	(14.29)	96	1.78[6]	1.47[6]	1.58[6]
Class R-3:	Six months ended 10/31/2007[5]	36.38	.29	1.22	1.51	(.29)	—	(.29)	37.60	4.16	2,120	.95[6]	.93[6]	1.57[6]
	Year ended 4/30/2007	32.51	.55	4.70	5.25	(.54)	(.84)	(1.38)	36.38	16.45	2,199.96		.93	1.63
	Year ended 4/30/2006	29.73	.54	3.18	3.72	(.51)	(.43)	(.94)	32.51	12.68	1,878.97		.94	1.75
	Year ended 4/30/2005	28.68	.56	1.21	1.77	(.49)	(.23)	(.72)	29.73	6.17	1,705.95		.94	1.89
	Year ended 4/30/2004	23.93	.46	4.94	5.40	(.46)	(.19)	(.65)	28.68	22.68	1,009	1.07	1.07	1.63
	Period from 6/4/2002 to 4/30/2003	27.81	.41	(3.74)	(3.33)	(.51)	(.04)	(.55)	23.93	(11.94)	125	1.11[6]	1.09[6]	1.95[6]
Class R-4:	Six months ended 10/31/2007[5]	36.46	.35	1.21	1.56	(.34)	—	(.34)	37.68	4.30	1,254	.67[6]	.65[6]	1.84[6]
	Year ended 4/30/2007	32.57	.65	4.72	5.37	(.64)	(.84)	(1.48)	36.46	16.82	1,213.67		.64	1.92
	Year ended 4/30/2006	29.78	.64	3.18	3.82	(.60)	(.43)	(1.03)	32.57	13.00	1,013.68		.65	2.06
	Year ended 4/30/2005	28.73	.64	1.22	1.86	(.58)	(.23)	(.81)	29.78	6.46	830.68		.67	2.14
	Year ended 4/30/2004	23.95	.56	4.94	5.50	(.53)	(.19)	(.72)	28.73	23.11	330.70		.70	2.01
	Period from 5/20/2002 to 4/30/2003	28.78	.51	(4.74)	(4.23)	(.56)	(.04)	(.60)	23.95	(14.66)	71	.74[6]	.73[6]	2.32[6]
Class R-5:	Six months ended 10/31/2007[5]	36.55	.40	1.23	1.63	(.40)	—	(.40)	37.78	4.48	1,394	.37[6]	.35[6]	2.13[6]
	Year ended 4/30/2007	32.65	.76	4.72	5.48	(.74)	(.84)	(1.58)	36.55	17.15	1,154.37		.35	2.22
	Year ended 4/30/2006	29.85	.73	3.19	3.92	(.69)	(.43)	(1.12)	32.65	13.34	883.38		.35	2.34
	Year ended 4/30/2005	28.79	.73	1.22	1.95	(.66)	(.23)	(.89)	29.85	6.78	619.38		.37	2.45
	Year ended 4/30/2004	23.99	.65	4.94	5.59	(.60)	(.19)	(.79)	28.79	23.49	395.39		.39	2.36
	Period from 5/15/2002 to 4/30/2003	28.84	.57	(4.78)	(4.21)	(.60)	(.04)	(.64)	23.99	(14.57)	230	.41[6]	.41[6]	2.51[6]

	Six months ended October 31, 20075	Year ended April 30

		2007	2006	2005	2004	2003
Portfolio turnover rate for all classes of shares	7%	19%	13%	16%	12%	21%

1 Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Based on average shares outstanding.
3 Total returns exclude all sales charges, including contingent deferred sales charges.
4 This column reflects the impact, if any, of certain reimbursements/waivers from CRMC and WMC. During some of the periods shown, CRMC and WMC reduced fees for investment advisory services and business management  services. In addition, during some of the periods shown, CRMC paid a portion of the Fund’s transfer agent fees for certain retirement plan share classes.
5 Unaudited.
6 Annualized.

See Notes to financial statements

Expense example	unaudited

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2007 through October 31, 2007).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 5/1/2007	Ending account value 10/31/2007	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,043.91	$2.88	.56%
Class A — assumed 5% return	1,000.00	1,022.32	2.85	.56
Class B — actual return	1,000.00	1,039.68	6.77	1.32
Class B — assumed 5% return	1,000.00	1,018.50	6.70	1.32
Class C — actual return	1,000.00	1,039.51	7.02	1.37
Class C — assumed 5% return	1,000.00	1,018.25	6.95	1.37
Class F — actual return	1,000.00	1,043.55	3.08	.60
Class F — assumed 5% return	1,000.00	1,022.12	3.05	.60
Class 529-A — actual return	1,000.00	1,043.45	3.39	.66
Class 529-A — assumed 5% return	1,000.00	1,021.82	3.35	.66
Class 529-B — actual return	1,000.00	1,039.01	7.48	1.46
Class 529-B — assumed 5% return	1,000.00	1,017.80	7.41	1.46
Class 529-C — actual return	1,000.00	1,039.00	7.48	1.46
Class 529-C — assumed 5% return	1,000.00	1,017.80	7.41	1.46
Class 529-E — actual return	1,000.00	1,041.81	4.88	.95
Class 529-E — assumed 5% return	1,000.00	1,020.36	4.82	.95
Class 529-F — actual return	1,000.00	1,044.33	2.31	.45
Class 529-F — assumed 5% return	1,000.00	1,022.87	2.29	.45
Class R-1 — actual return	1,000.00	1,039.27	7.23	1.41
Class R-1 — assumed 5% return	1,000.00	1,018.05	7.15	1.41
Class R-2 — actual return	1,000.00	1,039.03	7.23	1.41
Class R-2 — assumed 5% return	1,000.00	1,018.05	7.15	1.41
Class R-3 — actual return	1,000.00	1,041.56	4.77	.93
Class R-3 — assumed 5% return	1,000.00	1,020.46	4.72	.93
Class R-4 — actual return	1,000.00	1,043.02	3.34	.65
Class R-4 — assumed 5% return	1,000.00	1,021.87	3.30	.65
Class R-5 — actual return	1,000.00	1,044.77	1.80	.35
Class R-5 — assumed 5% return	1,000.00	1,023.38	1.78	.35

* The "expenses paid during period" are equal to the "annualized expense ratio," multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 366 (to reflect the one-half year period).

Approval of Investment Advisory Agreement

On June 21, 2007, the Fund’s board of directors (the "board"), including a majority of the independent directors, approved the renewal of the Fund’s Investment Advisory Agreement (the "agreement") with Capital Research and Management Company (CRMC) for an additional one-year term through August 31, 2008. The board approved renewal of the agreement following the recommendation of the Contracts Sub-Committee of the Fund’s Governance Committee (the "committee"), which is comprised of all of the Fund’s independent directors. The board and committee determined the Fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interest of the Fund and its shareholders.

In reaching this decision, the board and committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement based on advice of their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services
The board and committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of investment management, compliance and shareholder services provided by CRMC to the Fund under the agreement and other agreements as well as the benefits to Fund shareholders from investing in a fund that is part of a large family of funds. The board and committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the Fund and its shareholders.

2. Investment results
The board and the committee examined both the short-term and long-term investment results of the Fund in light of its primary objective of providing income and growth of principal through investments in quality common stocks. They compared the Fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the Fund is included) and market data such as relevant stock market indices. The board and the committee also considered analytical data developed in a special report by Lipper Inc. regarding the investment results of the Fund. The board and the committee noted that the Fund had continued to follow its long-term investment objective and determined that they are satisfied with the Fund’s long-term investment results. The board and the committee ultimately concluded that CRMC’s record in managing the Fund indicates that its continued advisory services should benefit the Fund and its shareholders.

3. Advisory fees and total expenses
The board and the committee reviewed the advisory fees and total expenses of the Fund (as a percentage of average net assets) and compared such amounts with the average fee and expense levels of other similar mutual funds. The board and the committee also considered analytical data developed in a special report by Lipper Inc. regarding the advisory fees and total expenses of the Fund.

The board and the committee observed that the Fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the Fund’s advisory fee structure that reduce the level of fees charged by CRMC to the Fund as Fund assets increase and the 10% advisory fee waiver in effect since April 2005. The board and the committee also reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with investment mandates similar to the Fund. They noted that, although the fees paid by those clients generally were lower than those paid by the Fund, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients. The board and the committee concluded that the Fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the Fund.

4. Ancillary benefits
The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the Fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the Fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The Board and the Committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the Fund.

5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information previously received regarding the compensation structure for CRMC’s investment professionals. The board and committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the Fund’s advisory fee structure and the impact of CRMC’s current 10% advisory fee waiver. The board and the committee concluded that the Fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the Fund’s shareholders.

Other share class results unaudited

Class B, Class C, Class F and Class 529
Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.
Average annual total returns for periods ended September 30, 2007 (the most recent calendar quarter-end):

	1 year	5 years	Life of class
Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six years of purchase	10.75%	13.80%	8.11%
Not reflecting CDSC	15.75	14.04	8.11
Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	14.69	13.96	6.84
Not reflecting CDSC	15.69	13.96	6.84
Class F shares* — first sold 3/15/01
Not reflecting annual asset-based fee charged by sponsoring firm	16.59	14.84	7.68
Class 529-A shares — first sold 2/15/02
Reflecting 5.75% maximum sales charge	9.79	13.47	7.61
Not reflecting maximum sales charge	16.50	14.83	8.74
Class 529-B shares — first sold 2/19/02
Reflecting applicable CDSC, maximum of 5%, payable only if shares are sold within six years of purchase	10.62	13.61	8.04
Not reflecting CDSC	15.62	13.85	8.17
Class 529-C shares — first sold 2/15/02
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	14.60	13.85	7.83
Not reflecting CDSC	15.60	13.85	7.83
Class 529-E shares* — first sold 3/1/02	16.17	14.43	7.83
Class 529-F shares* — first sold 9/16/02
Not reflecting annual asset-based fee charged by sponsoring firm	16.78	14.86	12.84

*These shares are sold without any initial or contingent deferred sales charge.
 Results shown do not reflect the $10 initial account setup fee or the annual $10 account maintenance fee.

The Fund’s investment adviser and business manager each waived 5% of their management fees from September 1, 2004 through March 31, 2005, and increased the waivers to 10% on April 1, 2005. Fund results shown reflect the waivers, without which they would have been lower. Please see the Financial Highlights table on pages 20 to 23 for details.

For information regarding the differences among the various share classes, please refer to the Fund’s prospectus.

Results of meeting of shareholders held December 10, 2007

Shares outstanding (all classes) on record date (September 21, 2007): 2,361,274,921
Total shares voting on December 10, 2007: 1,477,888,612 62.6%

Election of Directors
Director	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Cyrus A. Ansary	1,456,867,852	98.6%	21,020,760	1.4%
Nariman Farvardin	1,457,665,817	98.6%	20,222,795	1.4%
Barbara Hackman Franklin	1,458,382,350	98.7%	19,506,262	1.3%
R. Clark Hooper	1,457,836,278	98.6%	20,052,334	1.4%
James H. Lemon, Jr.	1,457,457,042	98.6%	20,431,570	1.4%
Harry J. Lister	1,457,861,131	98.6%	20,027,481	1.4%
James C. Miller III	1,458,047,016	98.7%	19,841,595	1.3%
Donald L. Nickles	1,457,943,608	98.7%	19,945,003	1.3%
Katherine D. Ortega	1,456,750,831	98.6%	21,137,781	1.4%
J. Knox Singleton	1,458,339,402	98.7%	19,549,210	1.3%
Jeffrey L. Steele	1,458,634,265	98.7%	19,254,347	1.3%

Ratification of Independent Registered Public Accounting Firm
Votes for	Percent of shares voting for	Votes against	Percent of shares against	Votes withheld	Percent of shares withheld
1,449,111,195	98.1%	10,411,930.7%		18,365,487	1.2%

Offices of the Fund and of the business manager
Washington Management Corporation
1101 Vermont Avenue, NW
Washington, DC 20005-3521
202/842-5665

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Transfer agent
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Counsel
Dechert LLP
1775 I Street, NW
Washington, DC 20006-2401

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the Fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

"American Funds Proxy Voting Guidelines" — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The Fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

Washington Mutual Investors Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, DC (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of Washington Mutual Investors Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after December 31, 2007, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Capital Group Companies
American Funds
Capital Research and Management
Capital InternationalCapital Guardian
Capital Bank and Trust

Lit. No. MFGESR-901-1207P (S10078)

Printed on recycled paper

ITEM 2 - Code of Ethics

Not applicable to this filing.

ITEM 3 - Audit Committee Financial Expert

Not applicable to this filing.

ITEM 4 - Principal Accountant Fees and Services

Not applicable to this filing.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The full schedule of investments for the Fund is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Equity Securities by Closed End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors since the registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The registrant has a Governance Committee comprised solely of persons who are not considered “interested persons” of the registrant within the meaning of the Investment Company Act of 1940.  The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors.  While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board.  Such suggestions must be sent in writing to the Governance Committee of the registrant, c/o the registrant’s Secretary, and should be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Governance Committee.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal half-year (the Registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)	Not applicable to this filing.

(b)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Washington Mutual Investors Fund, Inc.

By
/s/ Jeffrey L. Steele, President and Principal Executive Officer

Date: December 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

  By
         /s/ Jeffrey L. Steele, President and Principal Executive Officer

Date: December 20, 2007

      By
         /s/  Michael W. Stockton, Vice President, Treasurer
and Principal Financial Officer

Date: December 20, 2007